Accounting Policies (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($) segment shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized interest cost	$ 189,000	$ 187,000	$ 608,000	$ 496,000
Interest expense	(189,000)	(187,000)	(758,000)	(710,000)
Cash and cash equivalents	14,648,000		2,875,000	3,069,000
Goodwill impairment charges	$ 0	$ 0	0
License fee			$ 0	$ 3,000,000.0
Number of anti-dilutive shares (in shares) | shares	2,473,552	2,397,702	26,422,608	26,337,286
Number of reportable segments | segment	1
Revenue, net	$ 1,100,000	$ 529,000	$ 11,934,000	$ 1,358,000
Nexperia
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
License fee			6,000,000.0	$ 3,000,000.0
Recognition of contractual income			$ 9,000,000.0
Convertible Preferred Stock
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of anti-dilutive shares (in shares) | shares			23,933,949	23,933,949
Warrant
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of anti-dilutive shares (in shares) | shares	15,461	26,157	15,461	26,157
Stock options
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of anti-dilutive shares (in shares) | shares	2,458,091	2,371,545	2,473,198	2,377,180
Minimum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated Useful Life (in years)	3 years		3 years
Estimated useful life (in years)	3 years	10 years	3 years
Maximum
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Estimated Useful Life (in years)	7 years		7 years
Estimated useful life (in years)			10 years
JAPAN
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents	$ 31,000		$ 55,000	$ 264,000
Percentage of cash and cash equivalents in foreign subsidiary	0.20%		1.90%	8.60%
Revenue, net	$ 11,000	$ 7,000	$ 28,000	$ 49,000
UNITED STATES
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue, net	1,100,000	$ 522,000	11,900,000	1,300,000
Restatement Adjustment
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Capitalized interest cost			150,000
Interest expense			150,000
Other Assets
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash included in other assets	$ 75,000		$ 75,000	$ 75,000